EMPLOYEE RETENTION ALLOWANCE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Disclosure of detailed information about employee retention allowance [Table Text Block]
$
Balance at December 31, 2021	184,951
Foreign exchange adjustment	(11,841)
Balance at December 31, 2022	173,110
Foreign exchange adjustment	4,174
Balance at December 31, 2023	177,284